RISK MANAGEMENT (Details 20) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non Life [Member]
IfrsStatementLineItems [Line Items]
Insurance liabilities, Gross	R$ 20,413,602	R$ 22,346,065
Insurance liabilities, Reinsurance	32,606	24,660
Insurance liabilities, Net of tax	20,380,996	22,321,405
Life [Member]
IfrsStatementLineItems [Line Items]
Insurance liabilities, Gross	268,521,941	304,335,063
Insurance liabilities, Net of tax	268,521,941	304,335,063
Health (Health and Dental) [member]
IfrsStatementLineItems [Line Items]
Insurance liabilities, Gross	3,136,199	3,201,521
Insurance liabilities, Reinsurance	9,804	10,221
Insurance liabilities, Net of tax	3,126,395	3,191,300
Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Insurance liabilities, Gross	12,384,586	14,656,772
Insurance liabilities, Net of tax	R$ 12,384,586	R$ 14,656,772